Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 1,991	¥ 7,809	¥ 8,199
Credit loss for which an other-than-temporary impairment was not previously recognized	456	8	110
Credit loss for which an other-than-temporary impairment was previously recognized	282	239	1,171
For securities sold or redeemed	(44)	(3,609)	(1,049)
Due to change in intent to sell or requirement to sell	(52)	(2,456)	(622)
Ending	¥ 2,633	¥ 1,991	¥ 7,809